April 30, 2007






Securities and Exchange Commission
100 F Street N.E.
Washington, D.C.  20549

                  RE:      The Gabelli Investor Funds, Inc.
                           Post-Effective Amendment to Registration Statement on Form N-1A
                           (FILE NOS.: 33-54016 AND 811-07326)
                           ------------------------------------
Dear Ladies and Gentlemen:


                  On behalf of The Gabelli Investor Funds, Inc. (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933 and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, and the Investment Company Act of 1940 and the General Rules and Regulations of the Commission thereunder, one electronically signed Post-Effective Amendment No. 21 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").


                  The Fund has made the changes discussed with Laura Hatch of the Commission's staff.


                  The Fund and its Distributor are concurrently filing acceleration request letters.




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                  Should you have any questions or require further information with respect to this, please do not hesitate to contact me at (212) 735-2790.





                                Very truly yours,

                              /s/ Richard T. Prins


Enclosures